Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000172468 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	$ 10,000		$ 10,580	$ 13,477	$ 14,200	$ 14,638	$ 13,497	$ 21,411	$ 18,824	$ 17,337	$ 22,510	$ 23,703
C000000296 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Shares
Accumulated Value	10,000		10,573	13,439	14,120	14,520	13,356	21,132	18,534	17,028	22,055	23,162
C000172467 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		9,669	11,897	11,058	12,280	11,447	15,291	11,748	13,505	16,427	20,178
C000000294 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Shares
Accumulated Value	10,000		9,663	11,858	10,993	12,178	11,325	15,086	11,563	13,259	16,087	19,714
C000000295 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		BNY Mellon S&P 500 Index Fund
Accumulated Value	10,000		10,394	12,788	13,662	15,540	16,959	24,119	20,493	22,460	30,845	37,276
S And P 1500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 1500® Index (broad-based index)
Accumulated Value	10,000		10,469	12,956	13,845	15,737	17,084	24,541	21,014	22,907	31,507	37,877
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE® Index
Accumulated Value	10,000		9,677	11,945	11,127	12,355	11,508	15,441	11,890	13,602	16,726	20,578
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000		10,449	12,916	13,865	15,849	17,388	24,848	21,220	23,370	32,250	39,172
S And P SmallCap 600 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600® Index
Accumulated Value	$ 10,000		$ 10,469	$ 12,956	$ 13,845	$ 15,737	$ 17,084	$ 24,541	$ 21,014	$ 22,907	$ 31,507	$ 24,299